Contract Balances - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amounts due to third parties for reimbursable expenses	$ 406,300	$ 323,600
Change in unbilled receivables	334,534
Change in unearned revenue (payments on account)	183,488
Increase in advance payments netted against unbilled contracts receivable	151,046
Bad debt expense	17,800	900
Revenue, remaining performance obligation, amount	$ 13,700,000	$ 13,300,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)		48.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)	52.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months